Other assets-Other / Other liabilities	6 Months Ended
Sep. 30, 2019
Other assets-Other / Other liabilities [Abstract]
Other assets-Other / Other liabilities

9. Other assets—Other / Other liabilities:

The following table presents components of Other assets—Other and Other liabilities in the consolidated balance sheets as of March 31, 2019 and as of September 30, 2019.

	Millions of yen
	March 31, 2019	September 30, 2019
Other assets—Other:
Securities received as collateral	¥282,656	¥351,592
Goodwill and other intangible assets	19,792	18,523
Deferred tax assets	15,026	13,228
Investments in equity securities for other than operating purposes	175,015	183,993
Prepaid expenses	14,544	16,227
Other	241,058	291,998

Total	¥748,091	¥875,561

Other liabilities:
Obligation to return securities received as collateral	¥282,656	¥351,592
Accrued income taxes	11,898	15,335
Other accrued expenses	401,408	344,787
Other(1)	162,905	304,588

Total	¥858,867	¥1,016,302

(1)	As a result of adopting ASU 2016-02 as of April 1, 2019, operating lease liabilities are presented through Other liabilities—Other. See Note 8 “Leases” for further information.